                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                            New York, NY 10281-1008

Matthew R. Farkas
Assistant Vice President &
Assistant Counsel

January 2, 2008

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Limited-Term Government Fund (the "Registrant")
                  Reg. No. 33-02769; File No. 811-4563
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,
I hereby represent that, with respect to the Prospectus and Statement of
Additional Information of the Registrant, dated December 28, 2007, no changes were made to the Prospectus and the Statement of Additional Information
contained in Post-Effective Amendment No. 39 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and
Exchange Commission on December 27, 2007.

         Please direct any questions regarding this filing to the attention of the undersigned.

                                                  Very truly yours,

                                                  /s/ Matthew R. Farkas
                                                  Matthew R. Farkas
                                                  Assistant Vice President
                                                  & Assistant Counsel
                                                  212-323-5103

                                                  mfarkas@oppenheimerfunds.com

cc:   Myer, Swanson, Adams &Wolf, P.C.
      Bell, Boyd & Lloyd LLC
      Deloitte & Touche LLP
      Gloria LaFond
      Nancy S. Vann